Consolidated Balance Sheets - USD ($)	Oct. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Current assets:
Cash	$ 50,297	$ 54,513	$ 1,030
Total current assets	50,297	54,513	1,030
Property and equipment, net	101,203		386
Deposit	900
Total assets	152,400	54,513	1,416
Current liabilities:
Accounts payable	715,221	694,664	651,188
Accrued expenses	232,720	912,870	984,387
Accrued expenses - related party	31,633	70,670	64,420
Notes payable, currently in default	75,001	375,001	375,001
Convertible notes payable, net of discount of $0 and $0 at April 30, 2017 and 2016, respectively, currently in default	75,000	195,000	195,000
Convertible note payable, net of discount of $136,284 and $0 atApril 30, 2017 and 2016, respectively	335,062	8,716
Convertible preferred stock, currently in default		137,500	137,500
Derivative liabilities	1,789,047	6,610,001	395,619
Total current liabilities	3,253,684	9,004,422	2,803,115
Long-term liabilities:
Convertible note payable, net of discount of $181,003 at October 31, 2017	3,797
Total liabilities	3,257,481	9,004,422
Commitments and contingencies
Stockholders' deficit:
Common stock payable		307,978	3,395,483
Additional paid-in capital	27,395,630	25,551,533	24,154,130
Non-controlling interest	272,216	(378,443)	(376,619)
Accumulated (deficit)	(33,747,191)	(36,918,594)	(30,155,127)
Total stockholders' deficit	(3,105,081)	(8,949,909)	(2,801,699)
Total liabilities and stockholders' deficit	152,400	54,513	1,416
Common Class A [Member]
Stockholders' deficit:
Common Stock Value	1,474,264	987,617	180,434
Common Class B [Member]
Stockholders' deficit:
Common Stock Value	$ 1,500,000	$ 1,500,000